Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Trading Symbol	PFMT
Entity Registrant Name	Performant Financial Corp
Entity Central Index Key	0001550695
Entity Filer Category	Non-accelerated Filer